Monetta Mid-Cap Equity Fund
Monetta Mid-Cap Equity Fund
Investment Objective
The Monetta Mid-Cap Equity Fund (“Mid-Cap Fund”) seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholders Fees	Monetta Mid-Cap Equity Fund
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monetta Mid-Cap Equity Fund
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.93%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.94%

Example

This Example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Mid-Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Monetta Mid-Cap Equity Fund	296	907	1,543	3,252

Portfolio Turnover

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Mid-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance. During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 249% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of companies with market capitalization between $1 billion and $10 billion. Based on market conditions, the Fund may be over-weighted in stocks of companies operating in volatile industry sectors. The Fund may invest up to 5% of its net assets (measured at the time of investment) in Exchange Traded Funds (ETF’s). The Fund may also invest up to 10% of its net assets (measured at the time of investment) in foreign stocks, which is accomplished primarily through American Depository Receipts (ADRs).

The Adviser employs a bottom-up, multi-faceted investment approach, which combines fundamental, technical and macro economic factors in its stock selection process. A stock’s relative volatility, versus that of its industry sector and the overall market, aids the Adviser in determining individual stocks’ buy and sell points. The Adviser’s investment decisions for the Fund’s growth style of investing are based on the Adviser’s determination that a company’s revenue and earnings growth have the potential to exceed market expectations and that the security is at an attractive entry point.

The Adviser seeks to invest in quality mid-sized companies that have demonstrated a proven track record of earnings growth. The Adviser also emphasizes price direction, volume and relative strength, which it believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership. Depending on market conditions and the foregoing considerations, the Adviser may at times be very active in turning over the Mid-Cap Fund’s portfolio.

Principal Risks

Although every effort is made to achieve the Mid-Cap Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

  The Adviser’s investment strategy does not achieve the Mid-Cap Fund’s objective;
  The stock market declines or stocks in the Mid-Cap Fund’s portfolio may not increase at the rate anticipated;
  Growth-oriented funds may under-perform when growth stocks are out of favor;
  Fund invests primarily in mid-size companies and mid-cap stocks may be more volatile than large-cap stocks;
  The Fund may experience periods of high portfolio turnover;
  The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments.

Performance

The following bar chart and table show the risks of investing in the Mid-Cap Fund. The bar chart shows the changes in the Mid-Cap Fund’s performance from year to year. Also shown is the Mid-Cap Fund highest and lowest quarterly returns. The table below shows the Mid-Cap Fund’s average annual total returns for certain time periods compared to the returns of the S&P 400 Index, a broad-based securities index. The Mid-Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Mid-Cap Fund will perform in the future. Updated performance is available on the Funds’ website www.monetta.com or call 1-800-MONETTA.

Calendar Year Total Return MID-CAP EQUITY FUND (MMCEX) Annual Returns for periods ended 12/31

Best Quarter: 2Q 2009 33.48% Worst Quarter: 4Q 2008 -24.39%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
Monetta Mid-Cap Equity Fund	(11.30%)	1.19%	2.89%	5.57%	Mar. 01, 1993
Monetta Mid-Cap Equity Fund Return After Taxes on Distributions	(11.30%)	1.19%	2.89%
Monetta Mid-Cap Equity Fund Return After Taxes on Distributions and Sale of Fund Shares	(7.35%)	1.02%	2.50%
Monetta Mid-Cap Equity Fund S&P 400 Index (reflects no deductions for fees, expenses or taxes)	(1.73%)	3.32%	7.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Holders of tax-deferred accounts may be subject to taxes at a later date.